As filed with the U.S. Securities and Exchange Commission on [6/6/2024]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-21836)

ONEFUND TRUST
(Exact name of registrant as specified in charter)

200 2nd Ave. South # 737, St. Petersburg, FL 33701
(Address of principal executive offices) (Zip code)

Michael G. Willis

200 2nd Ave. South # 737, St. Petersburg, FL 33701
(Name and address of agent for service)

1-844-282-3837

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a)

ZZZ

TICKER SYMBOL

ONEFUND TRUST

ANNUAL REPORT

MARCH 31, 2024

TICKER SYMBOL ZZZ

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Shareholder Letter
March 31, 2024 (Unaudited)

Dear Shareholders,

Discussion of the Fund:

April 22, 2024

Dear Shareholders,

Discussion of the Fund:

The CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF (Ticker Symbol ZZZ) was designed to give S&P 500 Index investors a way to gain exposure to both the S&P 500 Index and Bitcoin at the same time. We like to think of it as an S&P 500® ETF with a Bitcoin “kicker”.

Approximately 75% of the portfolio is invested in S&P 500 Index companies and approximately 25% in Bitcoin futures. For Financial Advisors, this puts ZZZ in the “Large Cap Blend” category as categorized by Morningstar.

The Fund seeks to track the S&P 500® and S&P CME Bitcoin Futures Index 75/25 Blend Index. This benchmark Index uses the same 500 constituents as the S&P 500® Index. However, the primary difference is that the S&P 500® and Bitcoin Futures Index 75/25 Blend Index rebalances its holdings periodically so that, over time, it holds 25% in Bitcoin futures. In our view, this blend increases the risk/return potential of the S&P 500® Index and lowers the risk/return potential and volatility of Bitcoin.

Discussion of Fund Performance:

For the first Quarter of trading ended March 31, 2024, ZZZ returned 20.56% based on NAV, and returned 20.09% based on market price. Since its inception on 12/28/23, ZZZ had a return of 20.34% based on NAV, and 19.91% based on market price. The performance of the Fund relative to its benchmark index showed tracking error due to our trading process, our cash management process, and the expenses and trading costs of the Fund.

We created ZZZ to give S&P 500® Index investors what we believe to be a simple and familiar way to gain exposure to the high risk/return of Bitcoin. With one simple purchase, you gain access to the potential growth of Americas’ 500 leading companies as selected by Standard & Poor’s and Bitcoin at the same time.

Warm Regards,

Michael G. Willis

President

Must be preceded or accompanied by a prospectus.

Investing involves risk, including possible loss of principal. There can be no assurance that the fund will achieve its investment objective.

Shares are bought and sold are market price, not net asset value (NAV). Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time. NAV represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day. Your returns may differ if you traded shares at other times.

Bitcoin and Bitcoin futures contracts are relatively new investments. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning. You should be prepared to lose the entirety of the Bitcoin component of your investment in the Fund. The performance of Bitcoin futures contracts and therefore the performance of the Fund may differ significantly from the performance of Bitcoin.

Annual Report | March 31, 2024	1

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Investment Results
March 31, 2024 (Unaudited)

Average Annual Total Returns(a) (for the period ended March 31, 2024)

Since Inception (12/28/2023)
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF - NAV	20.34%
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF - Market	19.91%
S&P 500® and S&P CME Bitcoin Futures Index 75/25 Blend Index	21.36%

Expense Ratio
Gross	0.95%

The performance data quoted above represents past performance, which does not guarantee future results. Investment return and value of Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling 1-844-282-3837 or by visiting www.ONEFUND.io.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month-end by calling 1-844-282-3837.

The Fund is distributed by ACA Foreside member FINRA/SIPC.

2	www.cyberhornetetfs.com

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Investment Results
March 31, 2024 (Unaudited)

Growth of $10,000 Initial Investment

(for the period ended March 31, 2024)

The chart above assumes an initial investment of $10,000 made on December 28, 2023 (commencement of operations) and held through March 31, 2024. The S&P 500® and S&P CME Bitcoin Futures Index 75/25 Blend Index (the “Index”) measures the weighted return performance of a multi-asset strategy that consists of a 75% weight in the S&P500® Index and a 25% weight in the S&P CME Bitcoin Futures Index. Accordingly, in seeking to track the Index, the Fund will invest approximately 75% of its assets in the stock of large U.S. companies that comprise the S&P 500® Index and will invest in Bitcoin futures contracts so that the total value of the Bitcoin to which the Fund has economic exposure is approximately 25% of the assets of the Fund. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-844-282-3837. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund and should be read carefully before investing.

Annual Report | March 31, 2024	3

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Consolidated Portfolio Illustration
March 31, 2024 (Unaudited)

Sector Allocation*

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF

Holdings as of March 31, 2024(a)

35.00%
28.00%
21.00%
14.00%
7.00%
0.00%
6.2%
6.6%
4.0%
2.8%
9.2%
8.6%
6.1%
20.2%
1.7%
1.6%
1.5%
0.2%
31.3%
Communication Services
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Real Estate
Utilities
Money Market Deposit Account
Other Assets in Excess of Liabilities

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets. Other Assets in Excess of Liabilities is comprised mainly of Bitcoin futures contracts.

(a)	As a percentage of net assets.

The S&P 500® and S&P CME Bitcoin Futures Index 75/25 Blend Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and their Third Party Licensors, and has been licensed for use by ONEFUND, LLC (the “Adviser”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. It is not possible to invest directly in an index. The ONEFUND S&P 500® Equal Weight Index (the “Fund”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or their Third Party Licensors. Neither S&P Dow Jones Indices nor its Third Party Licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ and its Third Party Licensors’ only relationship to the Adviser with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices or its Third Party Licensors without regard to the Adviser or the Fund. S&P Dow Jones Indices and its Third Party Licensors have no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the Index. Neither S&P Dow Jones Indices nor its Third Party Licensors are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and its Third Party Licensors have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR ITS THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ONEFUND, LLC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR ITS THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANG JONES INDICES AND ONEFUND, LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

4	www.cyberhornetetfs.com

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Consolidated Schedule of Investments
March 31, 2024

Cyber Hornet S&P 500 and Bitcoin 75/25 Strategy ETF

Consolidated Schedule of Investments

as of March 31, 2024

	Shares	Value
COMMON STOCKS - 67.0%
Automobiles & Components - 1.0%
Aptiv PLC(a)	6	$478
BorgWarner, Inc.	4	139
Ford Motor Co.	78	1,036
General Motors Co.	28	1,270
Tesla, Inc.(a)	54	9,492
		12,415
Banks - 2.4%
Bank of America Corp.	136	5,157
Citigroup, Inc.	38	2,403
Citizens Financial Group, Inc.	10	363
Comerica, Inc.	2	110
Fifth Third Bancorp	14	521
Huntington Bancshares, Inc.	28	391
JPMorgan Chase & Co.	58	11,616
KeyCorp	18	285
M&T Bank Corp.	4	582
PNC Financial Services Group, Inc.	8	1,293
Regions Financial Corp.	18	379
Truist Financial Corp.	26	1,013
US Bancorp	30	1,341
Wells Fargo & Co.	72	4,173
Zions Bancorp NA	2	87
		29,714

Capital Goods - 4.2%
3M Co.	10	1,061
A.O. Smith Corp.	2	179
Allegion PLC	2	269
AMETEK, Inc.	4	732
Axon Enterprise, Inc.(a)	2	626
Boeing Co.(a)	12	2,316
Builders FirstSource, Inc.(a)	2	417
Carrier Global Corp.	16	930
Caterpillar, Inc.	10	3,664
Cummins, Inc.	2	589
Deere & Co.	6	2,464
Dover Corp.	2	354
Eaton Corp. PLC	8	2,502
Emerson Electric Co.	12	1,361
Fastenal Co.	12	926
Fortive Corp.	6	516
Generac Holdings, Inc.(a)	2	252
General Dynamics Corp.	4	1,130
General Electric Co.	22	3,861
Honeywell International, Inc.	14	2,874
Howmet Aerospace, Inc.	8	547
Hubbell, Inc.	2	830
IDEX Corp.	2	488
Illinois Tool Works, Inc.	6	1,610
Ingersoll Rand, Inc.	8	760
Johnson Controls International PLC	14	914
L3Harris Technologies, Inc.	4	852
Lockheed Martin Corp.	4	1,819
	Shares	Value
Capital Goods (Continued)
Masco Corp.	4	$316
Nordson Corp.	2	549
Northrop Grumman Corp.	2	957
Otis Worldwide Corp.	8	794
PACCAR, Inc.	10	1,239
Parker-Hannifin Corp.	2	1,112
Pentair PLC	4	342
Quanta Services, Inc.	2	520
Rockwell Automation, Inc.	2	583
RTX Corp.	28	2,731
Snap-on, Inc.	2	592
Stanley Black & Decker, Inc.	4	392
Textron, Inc.	4	384
Trane Technologies PLC	4	1,201
TransDigm Group, Inc.	2	2,463
United Rentals, Inc.	2	1,442
Westinghouse Air Brake Technologies Corp.	4	583
Xylem, Inc.	4	517
		51,560
Commercial & Professional Services - 0.9%
Automatic Data Processing, Inc.	8	1,997
Broadridge Financial Solutions, Inc.	2	410
Cintas Corp.	2	1,374
Copart, Inc.(a)	18	1,043
Dayforce, Inc.(a)	4	265
Equifax, Inc.	2	535
Jacobs Solutions, Inc.	2	307
Leidos Holdings, Inc.	2	262
Paychex, Inc.	6	737
Republic Services, Inc.	4	766
Robert Half, Inc.	2	159
Rollins, Inc.	6	278
Veralto Corp.	4	355
Verisk Analytics, Inc.	2	471
Waste Management, Inc.	8	1,705
		10,664
Consumer Discretionary Distribution & Retail - 4.1%
Amazon.com, Inc.(a)	180	32,469
Bath & Body Works, Inc.	4	200
Best Buy Co., Inc.	4	328
CarMax, Inc.(a)	4	348
eBay, Inc.	10	528
Etsy, Inc.(a)	2	137
Genuine Parts Co.	2	310
Home Depot, Inc.	20	7,672
LKQ Corp.	6	320
Lowe’s Cos., Inc.	12	3,057
O’Reilly Automotive, Inc.(a)	2	2,258
Ross Stores, Inc.	6	881
TJX Cos., Inc.	22	2,231
Tractor Supply Co.	2	523
		51,262

Consumer Durables & Apparel - 0.5%
DR Horton, Inc.	6	987
Garmin Ltd.	4	595
Hasbro, Inc.	2	113
Lennar Corp. - Class A	4	688

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

Annual Report | March 31, 2024	5

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Consolidated Schedule of Investments
March 31, 2024

	Shares	Value
Consumer Durables & Apparel (Continued)
Lululemon Athletica, Inc.(a)	2	$781
Mohawk Industries, Inc.(a)	2	262
NIKE, Inc. - Class B	24	2,257
PulteGroup, Inc.	4	482
Tapestry, Inc.	4	190
VF Corp.	6	92
Whirlpool Corp.	2	239
		6,686
Consumer Services - 1.1%
Airbnb, Inc. - Class A(a)	8	1,320
Caesars Entertainment, Inc.(a)	4	175
Carnival Corp.(a)	20	327
Darden Restaurants, Inc.	2	334
Expedia Group, Inc.(a)	2	276
Hilton Worldwide Holdings, Inc.	6	1,280
Las Vegas Sands Corp.	8	414
Marriott International, Inc. - Class A	4	1,009
McDonald’s Corp.	14	3,947
MGM Resorts International(a)	6	283
Norwegian Cruise Line Holdings Ltd.(a)	8	167
Royal Caribbean Cruises Ltd.(a)	4	556
Starbucks Corp.	22	2,011
Wynn Resorts Ltd.	2	204
Yum! Brands, Inc.	6	832
		13,135
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	8	5,861
Dollar General Corp.	4	624
Dollar Tree, Inc.(a)	4	533
Kroger Co.	14	800
Sysco Corp.	10	812
Target Corp.	10	1,772
Walgreens Boots Alliance, Inc.	14	304
Walmart, Inc.	84	5,054
		15,760

Energy - 2.7%
APA Corp.	6	206
Baker Hughes Co.	20	670
Chevron Corp.	34	5,363
ConocoPhillips	24	3,055
Coterra Energy, Inc.	14	390
Devon Energy Corp.	12	602
Diamondback Energy, Inc.	4	793
EOG Resources, Inc.	12	1,534
EQT Corp.	8	297
Exxon Mobil Corp.	80	9,299
Halliburton Co.	18	710
Hess Corp.	6	916
Kinder Morgan, Inc.	38	697
Marathon Oil Corp.	12	340
Marathon Petroleum Corp.	8	1,612
Occidental Petroleum Corp.	14	910
ONEOK, Inc.	12	962
Phillips 66	8	1,307
Pioneer Natural Resources Co.	4	1,050
Schlumberger NV	28	1,535
Targa Resources Corp.	4	448
	Shares	Value
Energy (Continued)
Valero Energy Corp.	6	$1,024
Williams Cos., Inc.	24	935
		34,655
Financial Services - 5.3%
American Express Co.	12	2,732
Ameriprise Financial, Inc.	2	877
Bank of New York Mellon Corp.	16	922
Berkshire Hathaway, Inc. - Class B(a)	36	15,139
BlackRock, Inc.	2	1,667
Blackstone, Inc.	14	1,839
Capital One Financial Corp.	8	1,191
Cboe Global Markets, Inc.	2	367
Charles Schwab Corp.	30	2,170
CME Group, Inc.	8	1,722
Corpay, Inc.(a)	2	617
Discover Financial Services	4	524
Fidelity National Information Services, Inc.	12	890
Fiserv, Inc.(a)	12	1,918
Franklin Resources, Inc.	6	169
Global Payments, Inc.	6	802
Goldman Sachs Group, Inc.	6	2,506
Intercontinental Exchange, Inc.	12	1,649
Invesco Ltd.	8	133
Jack Henry & Associates, Inc.	2	347
Mastercard, Inc. - Class A	16	7,705
Moody’s Corp.	4	1,572
Morgan Stanley	24	2,260
MSCI, Inc.	2	1,121
Nasdaq, Inc.	6	379
Northern Trust Corp.	4	356
PayPal Holdings, Inc.(a)	22	1,474
Raymond James Financial, Inc.	4	514
S&P Global, Inc.	6	2,553
State Street Corp.	6	464
Synchrony Financial	8	345
T Rowe Price Group, Inc.	4	488
Visa, Inc. - Class A	32	8,931
		66,343

Food, Beverage & Tobacco - 1.9%
Altria Group, Inc.	34	1,483
Archer-Daniels-Midland Co.	10	628
Brown-Forman Corp. - Class B	4	206
Bunge Global SA	2	205
Campbell Soup Co.	4	178
Coca-Cola Co.	76	4,650
Conagra Brands, Inc.	10	296
Constellation Brands, Inc. - Class A	4	1,087
General Mills, Inc.	12	840
Hershey Co.	2	389
Hormel Foods Corp.	6	209
J M Smucker Co.	2	252
Kellanova	6	344
Keurig Dr Pepper, Inc.	20	613
Kraft Heinz Co.	16	590
Lamb Weston Holdings, Inc.	2	213
McCormick & Co., Inc.	4	307
Molson Coors Beverage Co. - Class B	4	269
Mondelez International, Inc. - Class A	26	1,820
Monster Beverage Corp.(a)	14	830

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.
6	www.cyberhornetetfs.com

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Consolidated Schedule of Investments
March 31, 2024

	Shares	Value
Food, Beverage & Tobacco (Continued)
PepsiCo, Inc.	28	$4,901
Philip Morris International, Inc.	30	2,749
Tyson Foods, Inc. - Class A	6	352
		23,411
Health Care Equipment & Services - 3.5%
Abbott Laboratories	34	3,863
Align Technology, Inc.(a)	2	656
Baxter International, Inc.	10	427
Becton Dickinson & Co.	6	1,485
Boston Scientific Corp.(a)	28	1,918
Cardinal Health, Inc.	4	448
Cencora, Inc.	4	972
Centene Corp.(a)	10	785
Cigna Group	6	2,179
CVS Health Corp.	26	2,074
DaVita, Inc.(a)	2	276
DENTSPLY SIRONA, Inc.	4	133
Dexcom, Inc.(a)	8	1,110
Edwards Lifesciences Corp.(a)	12	1,147
Elevance Health, Inc.	4	2,074
GE HealthCare Technologies, Inc.	8	727
HCA Healthcare, Inc.	4	1,334
Henry Schein, Inc.(a)	2	151
Hologic, Inc.(a)	4	312
Humana, Inc.	2	693
IDEXX Laboratories, Inc.(a)	2	1,080
Insulet Corp.(a)	2	343
Intuitive Surgical, Inc.(a)	6	2,395
Laboratory Corp. of America Holdings	2	437
McKesson Corp.	2	1,074
Medtronic PLC	26	2,266
Molina Healthcare, Inc.(a)	2	822
Quest Diagnostics, Inc.	2	266
ResMed, Inc.	2	396
STERIS PLC	2	450
Stryker Corp.	6	2,147
UnitedHealth Group, Inc.	18	8,904
Universal Health Services, Inc. - Class B	2	365
Zimmer Biomet Holdings, Inc.	4	528
		44,237
Household & Personal Products - 0.9%
Church & Dwight Co., Inc.	4	417
Clorox Co.	2	306
Colgate-Palmolive Co.	16	1,441
Estee Lauder Cos., Inc. - Class A	4	617
Kenvue, Inc.	34	730
Kimberly-Clark Corp.	6	776
Procter & Gamble Co.	46	7,463
		11,750

Insurance - 1.5%
Aflac, Inc.	10	859
Allstate Corp.	6	1,038
American International Group, Inc.	14	1,094
Aon PLC - Class A	4	1,335
Arch Capital Group Ltd.(a)	8	740
Arthur J Gallagher & Co.	4	1,000
Assurant, Inc.	2	376
	Shares	Value
Insurance (Continued)
Brown & Brown, Inc.	4	$350
Chubb Ltd.	8	2,072
Cincinnati Financial Corp.	4	497
Globe Life, Inc.	2	233
Hartford Financial Services Group, Inc.	6	618
Loews Corp.	4	313
Marsh & McLennan Cos., Inc.	10	2,060
MetLife, Inc.	12	889
Principal Financial Group, Inc.	4	345
Progressive Corp.	12	2,482
Prudential Financial, Inc.	8	939
Travelers Cos., Inc.	4	921
W R Berkley Corp.	4	354
Willis Towers Watson PLC	2	550
		19,065
Materials - 1.7%
Air Products and Chemicals, Inc.	4	969
Albemarle Corp.	2	263
Amcor PLC	28	266
Avery Dennison Corp.	2	447
Ball Corp.	6	404
Celanese Corp.	2	344
CF Industries Holdings, Inc.	4	333
Corteva, Inc.	14	807
Dow, Inc.	14	811
DuPont de Nemours, Inc.	8	613
Eastman Chemical Co.	2	200
Ecolab, Inc.	6	1,385
FMC Corp.	2	127
Freeport-McMoRan, Inc.	28	1,317
International Flavors & Fragrances, Inc.	6	516
International Paper Co.	6	234
Linde PLC	10	4,643
LyondellBasell Industries NV - Class A	6	614
Martin Marietta Materials, Inc.	2	1,228
Mosaic Co.	6	195
Newmont Corp.	22	788
Nucor Corp.	4	792
Packaging Corp. of America	2	380
PPG Industries, Inc.	4	580
Sherwin-Williams Co.	4	1,389
Steel Dynamics, Inc.	4	593
Vulcan Materials Co.	2	546
Westrock Co.	6	297
		21,081

Media & Entertainment - 5.6%
Alphabet, Inc. - Class A(a)	116	17,508
Alphabet, Inc. - Class C(a)	98	14,921
Charter Communications, Inc. - Class A(a)	2	581
Comcast Corp. - Class A	80	3,468
Electronic Arts, Inc.	4	531
Fox Corp. - Class A	4	125
Fox Corp. - Class B	2	57
Interpublic Group of Cos., Inc.	8	261
Live Nation Entertainment, Inc.(a)	2	212
Match Group, Inc.(a)	6	218
Meta Platforms, Inc. - Class A	44	21,365
Netflix, Inc.(a)	8	4,859
News Corp. - Class A	8	209

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.

Annual Report | March 31, 2024	7

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Consolidated Schedule of Investments
March 31, 2024

	Shares	Value
Media & Entertainment (Continued)
News Corp. - Class B	2	$54
Omnicom Group, Inc.	4	387
Paramount Global - Class B	10	118
Take-Two Interactive Software, Inc.(a)	4	594
Walt Disney Co.	36	4,405
Warner Bros Discovery, Inc.(a)	44	384
		70,257
Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
AbbVie, Inc.	34	6,191
Agilent Technologies, Inc.	6	873
Amgen, Inc.	10	2,843
Biogen, Inc.(a)	2	431
Bio-Techne Corp.	4	282
Bristol-Myers Squibb Co.	40	2,169
Catalent, Inc.(a)	4	226
Charles River Laboratories International, Inc.(a)	2	542
Danaher Corp.	12	2,997
Eli Lilly & Co.	16	12,447
Gilead Sciences, Inc.	24	1,758
Illumina, Inc.(a)	4	549
Incyte Corp.(a)	4	228
IQVIA Holdings, Inc.(a)	4	1,012
Johnson & Johnson	48	7,593
Merck & Co., Inc.	50	6,598
Moderna, Inc.(a)	6	639
Pfizer, Inc.	112	3,108
Regeneron Pharmaceuticals, Inc.(a)	2	1,925
Revvity, Inc.	2	210
Thermo Fisher Scientific, Inc.	8	4,650
Vertex Pharmaceuticals, Inc.(a)	6	2,508
Viatris, Inc.	24	287
Waters Corp.(a)	2	688
West Pharmaceutical Services, Inc.	2	791
Zoetis, Inc.	10	1,692
		63,237
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	6	583
CoStar Group, Inc.(a)	8	773
		1,356

Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc.(a)	32	5,776
Analog Devices, Inc.	10	1,978
Applied Materials, Inc.	16	3,300
Broadcom, Inc.	8	10,603
Enphase Energy, Inc.(a)	2	242
First Solar, Inc.(a)	2	338
Intel Corp.	84	3,710
KLA Corp.	2	1,397
Lam Research Corp.	2	1,943
Microchip Technology, Inc.	10	897
Micron Technology, Inc.	22	2,594
NVIDIA Corp.	48	43,370
NXP Semiconductors NV	6	1,487
ON Semiconductor Corp.(a)	8	588
Qorvo, Inc.(a)	2	230
QUALCOMM, Inc.	22	3,725
Skyworks Solutions, Inc.	4	433
	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Teradyne, Inc.	4	$451
Texas Instruments, Inc.	18	3,136
		86,198
Software & Services - 8.1%
Accenture PLC - Class A	12	4,159
Adobe, Inc.(a)	8	4,037
Akamai Technologies, Inc.(a)	2	218
ANSYS, Inc.(a)	2	694
Autodesk, Inc.(a)	4	1,042
Cadence Design Systems, Inc.(a)	6	1,868
Cognizant Technology Solutions Corp. - Class A	10	733
EPAM Systems, Inc.(a)	2	552
Fortinet, Inc.(a)	12	820
Gartner, Inc.(a)	2	953
Gen Digital, Inc.	12	269
International Business Machines Corp.	18	3,437
Intuit, Inc.	6	3,900
Microsoft Corp.	146	61,424
Oracle Corp.	32	4,020
Palo Alto Networks, Inc.(a)	6	1,705
PTC, Inc.(a)	2	378
Roper Technologies, Inc.	2	1,122
Salesforce, Inc.	20	6,024
ServiceNow, Inc.(a)	4	3,050
Synopsys, Inc.(a)	4	2,286
VeriSign, Inc.(a)	2	379
		103,070
Technology Hardware & Equipment - 5.1%
Amphenol Corp. - Class A	12	1,384
Apple, Inc.	288	49,387
Arista Networks, Inc.(a)	4	1,160
CDW Corp./DE	2	512
Cisco Systems, Inc.	80	3,993
Corning, Inc.	16	527
F5, Inc.(a)	2	379
Hewlett Packard Enterprise Co.	26	461
HP, Inc.	18	544
Jabil, Inc.	2	268
Juniper Networks, Inc.	6	222
Keysight Technologies, Inc.(a)	4	626
Motorola Solutions, Inc.	4	1,420
NetApp, Inc.	4	420
Seagate Technology Holdings PLC	4	372
TE Connectivity Ltd.	6	872
Trimble, Inc.(a)	4	257
Western Digital Corp.(a)	6	409
Zebra Technologies Corp. - Class A(a)	2	603
		63,816
Telecommunication Services - 0.6%
AT&T, Inc.	142	2,499
T-Mobile US, Inc.	10	1,632
Verizon Communications, Inc.	84	3,525
		7,656

Transportation - 1.2%
American Airlines Group, Inc.(a)	12	184
CH Robinson Worldwide, Inc.	2	152

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.
8	www.cyberhornetetfs.com

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Consolidated Schedule of Investments
March 31, 2024

	Shares	Value
Transportation (Continued)
CSX Corp.	40	$1,483
Delta Air Lines, Inc.	12	574
Expeditors International of Washington, Inc.	2	243
FedEx Corp.	4	1,159
JB Hunt Transport Services, Inc.	2	399
Norfolk Southern Corp.	4	1,019
Old Dominion Freight Line, Inc.	4	877
Southwest Airlines Co.	12	350
Uber Technologies, Inc.(a)	40	3,081
Union Pacific Corp.	12	2,951
United Airlines Holdings, Inc.(a)	6	287
United Parcel Service, Inc. - Class B	14	2,081
		14,840
Utilities - 1.5%
AES Corp.	14	251
Alliant Energy Corp.	6	302
Ameren Corp.	6	444
American Electric Power Co., Inc.	10	861
American Water Works Co., Inc.	4	489
Atmos Energy Corp.	2	238
CenterPoint Energy, Inc.	12	342
CMS Energy Corp.	6	362
Consolidated Edison, Inc.	6	545
Constellation Energy Corp.	6	1,109
Dominion Energy, Inc.	16	787
DTE Energy Co.	4	449
Duke Energy Corp.	16	1,547
Edison International	8	566
Entergy Corp.	4	423
Evergy, Inc.	4	214
Eversource Energy	6	359
Exelon Corp.	20	751
FirstEnergy Corp.	10	386
NextEra Energy, Inc.	40	2,555
NiSource, Inc.	8	221
NRG Energy, Inc.	4	271
PG&E Corp.	42	704
Pinnacle West Capital Corp.	2	149
PPL Corp.	14	385
Public Service Enterprise Group, Inc.	10	668
Sempra	12	862
Southern Co. (The)	22	1,578
WEC Energy Group, Inc.	6	493
Xcel Energy, Inc.	10	538
		18,849
TOTAL COMMON STOCKS (Cost $762,852)		841,017

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.5%
Alexandria Real Estate Equities, Inc.	4	$516
American Tower Corp.	10	1,976
AvalonBay Communities, Inc.	2	371
Boston Properties, Inc.	2	131
Camden Property Trust	2	197
Crown Castle, Inc.	8	847
Digital Realty Trust, Inc.	6	864
Equinix, Inc.	2	1,651
Equity Residential	6	379
Essex Property Trust, Inc.	2	490
Extra Space Storage, Inc.	4	588

Federal Realty Investment Trust	2	204
Healthpeak Properties, Inc.	10	188
Host Hotels & Resorts, Inc.	14	290
Invitation Homes, Inc.	12	427
Iron Mountain, Inc.	6	481
Kimco Realty Corp.	12	235
Mid-America Apartment Communities, Inc.	2	263
Prologis, Inc.	18	2,344
Public Storage	4	1,160
Realty Income Corp.	14	757
Regency Centers Corp.	4	242
SBA Communications Corp.	2	433
Simon Property Group, Inc.	6	939
UDR, Inc.	6	224
Ventas, Inc.	8	348
VICI Properties, Inc.	20	596
Welltower, Inc.	10	934
Weyerhaeuser Co.	14	503
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,084)		18,578
TOTAL INVESTMENTS - 68.5% (Cost $781,936)		$859,595
Money Market Deposit Account - 0.2%(b)		2,300
Other Assets in Excess of Liabilities - 31.3%		391,998
TOTAL NET ASSETS - 100.0%		$1,253,893

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 5.17%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Open Futures Contracts

Description	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
CME Micro Bitcoin Futures April 1, 2024	5	$35,648	$9,242
CME Bitcoin Futures April 1, 2024	1	356,481	92,624
TOTAL FUTURES CONTRACTS PURCHASED		$392,129	$101,866

The accompanying Notes are an integral part of the Consolidated Schedule of Investments.
Annual Report | March 31, 2024	9

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Consolidated Statement of Assets and Liabilities
March 31, 2024

ASSETS:
Investments in securities, at value (cost $781,936)	$859,595
Cash and cash equivalents	2,308
Dividends and interest receivable	542
Broker Interest Receivable	436
Deposits at broker for futures contracts	393,406
Total assets	1,256,287
LIABILITIES:
Investment advisory fees payable (Note 3)	1,805
Distributions payable	589
Total liabilities	2,394
Commitments and contingencies (Note 8)
NET ASSETS	$1,253,893
NET ASSETS CONSIST OF:
Paid-in capital	1,042,498
Accumulated earnings	211,395
NET ASSETS	$1,253,893
Shares of beneficial interest outstanding, without par value	50,000
Net asset value, offering and redemption price per share	$25.08

The accompanying Notes are an integral part of these Consolidated Financial Statements.
10	www.cyberhornetetfs.com

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Consolidated Statement of Operations
For the Period Ended March 31, 2024[1]

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $5)	$3,165
Interest	849
Total investment income	4,014
EXPENSES:
Investment advisory fees (Note 3)	2,716
Tax expense	2
Total expenses	2,718
NET INVESTMENT INCOME	1,296
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(13,648)
Net realized gain on futures contracts	44,809
Net realized gains	31,161
Net change in unrealized depreciation on investments	77,659
Net change in unrealized appreciation on futures contracts	101,866
Net change in unrealized appreciation	179,525
NET REALIZED AND CHANGE IN UNREALIZED GAIN ON INVESTMENTS	210,686
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$211,982

[1]	Fund commenced operations December 28, 2023.

The accompanying Notes are an integral part of these Consolidated Financial Statements.
Annual Report | March 31, 2024	11

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Consolidated Statement of Changes in Net Assets

For the Period Ended March 31, 2024[1]
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income	$1,296
Net realized gains	31,161
Net change in unrealized appreciation	179,525
Net increase in net assets resulting from operations	211,982
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(589)
Total Distributions	(589)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	1,042,500
Net increase in net assets from capital share transactions	1,042,500
Total increase in net assets	1,253,893
NET ASSETS
Beginning of period	—
End of period	$1,253,893
SHARE TRANSACTIONS
Shares sold	50,000
Net increase in shares outstanding	50,000

1     Fund commenced operations December 28, 2023.

The accompanying Notes are an integral part of these Consolidated Financial Statements.
12	www.cyberhornetetfs.com

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Consolidated Financial Highlights

For the Period Ended March 31, 2024(a)
Selected Per Share Data
Net asset value, beginning of period	$20.85
Investment operations:
Net investment income(b)	0.03
Net realized and unrealized gain on investments	4.21
Total from investment operations	4.24
Less distributions to shareholders from:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$25.08
Total Return(c)(d)	20.34%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$1,254
Ratio of expenses to average net assets(e)(f)	0.95%
Ratio of net investment income to average net assets after expense waiver(e)(f)	0.45%
Portfolio Turnover Rate(d)(g)	28%

(a)	Fund commenced operations on December 28, 2023.

(b)	Calculated using the average shares method.

(c)	Total return represents the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

(f)	Includes tax-related expenses of less than 0.01% not covered by the Funds’ Unitary Fee agreement.

(g)	Excludes the impact of in-kind transactions.

The accompanying Notes are an integral part of these Consolidated Financial Statements.
Annual Report | March 31, 2024	13

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Notes to Consolidated Financial Statements
March 31, 2024

1.	ORGANIZATION

The CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF is a separate series of ONEFUND Trust, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust currently has two series, one of which is covered by this report. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 28, 2023. ONEFUND, LLC (the “Adviser”) serves as the investment adviser to the Fund.

The Fund’s investment objective is to replicate, before fees and expenses, the total return of the S&P 500® and S&P CME Bitcoin Futures Index 75/25 Blend Index (the “Index”), an Index by Standard & Poor’s.

The consolidated financial statements include the accounts of ONEFUND International Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in derivative or Bitcoin-related instruments consistent with the Fund’s objectives and policies. As of March 31, 2024, the Subsidiary’s net assets were $393,841, which represented 31.4% of the Fund’s net assets.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Expenses — The Fund bears expenses incurred specifically for the Fund as well as general Trust expenses that are allocated between the Fund and a separate series of the Trust. See Note 3 for further information on the Fund’s unitary fee arrangement.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Futures contracts are valued at the settlement price on the exchange. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the Fund’s investment adviser, as the Valuation Designee appointed by the Board of Trustees (the “Board”), in accordance with procedures approved by the Board. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of March 31, 2024, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

See Notes to Financial Statements.
14	www.cyberhornetetfs.com

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Notes to Consolidated Financial Statements
March 31, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the fiscal year ended March 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2024:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$841,017	$-	$-	$841,017
Real Estate Investment Trusts	18,578	-	-	18,578
TOTAL	$859,595	$-	$-	$859,595
Other Financial Instruments**
Unrealized approciation on futures contracts	$101,866	$-	$-	$101,866
Total	$101,866	$-	$-	$101,866

*	See Consolidated Schedule of Investments for sector classifications.

**	Other financial instruments are derivatives, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Consolidated Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Derivative Transactions — The Fund engaged in derivatives for speculative purposes during the period ended March 31, 2024. The use of derivatives included futures contracts.

Futures contracts — The Fund purchases and sells futures contracts and held futures contracts during the period ended March 31, 2024. The Fund generally deposits cash (also known as “margin”) with a Futures Commission Merchant (“FCM”) for its open positions in futures contracts. The margin requirements or position limits may be based on the notional exposure (i.e., the total dollar value of exposure the Fund has to the asset that underlies the futures contract) of the futures contracts or the number of futures contracts purchased. The FCM, in turn, generally transfers such deposits to the clearing house to protect the clearing house against non-payment by the Fund. “Variation Margin” is the amount of cash that each party agrees to pay to or receive from the other to reflect the daily fluctuation in the value of the futures contract. The clearing house becomes substituted for each counterparty to a futures contract and, in effect, guarantees performance. In addition, the FCM may require the Fund to deposit additional collateral in excess of the clearing house’s requirements for the FCM’s own protection. Margin requirements for CM EBitcoin Futures are substantially higher than margin requirements for many other types of futures contracts.

The average notional amount of futures contracts during the period ended March 31, 2024, was $243,198 for long contracts.

The tables below reflect the values of derivatives assets and liabilities as reflected in the Consolidated Statement of Assets and Liabilities

		ASSET DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Futures
Commodity contracts	Deposits at broker for futures contracts*	$101,866

* Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments

AMOUNT OF REALIZED GAIN ON DERIVATIVES TRANSACTIONS
		Futures Contracts
Commodity contracts	Net realized gain on futures contracts	$44,809

CHANGE IN UNREALIZED APPRECIATION ON DERIVATIVES TRANSACTIONS
Futures Contracts
Commodity contracts	Net change in unrealized appreciation on futures contracts	$101,866

See Notes to Financial Statements.
Annual Report | March 31, 2024	15

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Notes to Consolidated Financial Statements
March 31, 2024

Distributions to Shareholders — Dividends from net investment income will be declared and paid at least quarterly. Distributions of net realized gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes — As of and during the fiscal year ended March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended March 31, 2024. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Consolidated Statement of Operations when incurred.

The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

3.	ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement — The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.95% of the average daily net assets of the Fund. Mike Willis, an officer of the Trust is also an officer of the Adviser.

The Subsidiary is subject to an Advisory Agreement between the Subsidiary and the Adviser, which specifies an an investment advisory fee, computed daily and payable monthly, of 0.95% of the average daily net assets of the Subsidiary. In the Fund’s computation of the investment advisory fee, the net assets of the Subsidiary are waived from the computation and the investment advisory fee of the Subsidiary is consolidated with the investment advisory fee of the Fund.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services. The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Under the Advisory Agreement, the Adviser has agreed to pay the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, if any; costs of borrowings (including interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of disinterested Trustees and fees of independent counsel to the disinterested Trustees; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

16	www.cyberhornetetfs.com

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Notes to Consolidated Financial Statements
March 31, 2024

The initial term of the Advisory Agreement is two years, and the Board may thereafter extend the Advisory Agreement for additional one-year terms. The Advisory Agreement may be terminated immediately by vote of the shareholders of the Fund, or upon 60 days’ notice by the Board or the Adviser. All organizational and offering costs for the Fund were borne by the Adviser and are not subject to reimbursement.

Administration Services — U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The Administrator receives a monthly fee which is paid by the adviser out of the unitary fee.

Compliance Services — PINE Advisor Solutions (“PINE”), provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between PINE and the Trust. Under the terms of such agreement PINE is entitled to receive fees from the Trust but, pursuant to the unitary fee arrangement between the Adviser and the Fund, such fees are paid by the Adviser.

Distributor — The Fund has entered into a Distribution Agreement with ACA Foreside (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.

4.	PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the period ended March 31, 2024.

	Cost of Investments Purchased	Proceeds from Investments Sold
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF
Broker	$258,020	$244,350
In-kind transfer	781,961	-
	$1,039,981	$244,350

There were no purchases or sales of long-term U.S. Government securities.

5.	TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

 The tax character of distributions paid during the period ended March 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gains
CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	$-	$-

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2024.

As of March 31, 2024, the components of accumulated earnings/(losses) for income tax purposes were as follows:

Tax cost of investments	$781,936
Unrealized appreciation	96,654
Unrealized depreciation	(18,995)
Net unrealized appreciation	77,659
Undistributed ordinary income	134,303
Undistributed long-term gains	22
Distributable earnings	134,325
Other accumulated gains (losses)	(589)
Total accumulated earnings	211,395

There were no capital loss carryovers or post-October losses for the tax year ended March 31, 2024.

U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial reporting and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2024, the following table shows the reclassifications made:

Accumulated Earnings	Paid-In Capital
$2	$(2)

Annual Report | March 31, 2024	17

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Notes to Consolidated Financial Statements

6.	CREATION AND REDEMPTION TRANSACTIONS

Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund on any day the Nasdaq Stock Market (“NASDAQ”) is open for business like any publicly traded security. The Fund’s shares are listed on the Nasdaq Stock Market exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares on a continuous basis, at NAV, only in blocks of 25,000 shares (“Creation Units”), which may be partially in-kind for securities included in the Index and partially in cash, and only Authorized Participants (typically, broker-dealers) may purchase or redeem Creation Units. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.

7.	BENEFICIAL OWNERSHIP

As of March 31, 2024, the co-founder of the Adviser owned beneficially 25% or greater of the Fund’s outstanding shares.

8.	COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

9.	SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

10.	TAILORED SHAREHOLDER REPORTING

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

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CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Report of Independent
Registered Public Accounting Firm

To the Shareholders of CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF and

Board of Trustees of ONEFUND Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF (the “Fund”), a series of ONEFUND Trust, as of March 31, 2024, the related consolidated statements of operations and changes in net assets and the consolidated financial highlights for the period December 28, 2023 (commencement of operations) through March 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations, changes in net assets, and financial highlights for the period December 28, 2023 through March 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the Trust since 2006.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 30, 2024

Annual Report | March 31, 2024	19

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Liquidity Risk Management Program (Unaudited)

The following Liquidity Risk Management Program Procedures (“LRM Procedures”) have been adopted by the Board of Trustees (the “Board”), including a majority of the members of the Board who are not “interested persons” of the Trust (“Independent Trustees”), of ONEFUND Trust (the “Trust”) on behalf of each of the Trust’s series (each, a “Fund” and collectively, the “Funds”) for the liquidity analysis of the portfolio assets held by each Fund.

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), requires each registered, open-end management investment company, including open-end exchange-traded funds (“ETFs”), to establish a liquidity risk management program (“LRM Program”). Per the U.S. Securities and Exchange Commission (the “SEC”), Rule 22e-4, along with certain disclosure requirements, enhances disclosure regarding fund liquidity and redemption practices and enhances funds’ management of liquidity risks, which may strengthen the U.S. securities markets and better protect investors. Rule 22e-4 defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

A fundamental feature of open-end funds is that they generally allow investors to redeem their shares daily. A fund needs to maintain sufficient liquid assets to meet shareholder redemptions while also seeking to minimize the impact of those redemptions on the fund’s remaining shareholders.

Rule 22e-4 requires a LRM Program to include multiple elements, such as:

•	assessment, management, and review (at least annually) of a fund’s liquidity risk;
•	classification and disclosure of the liquidity of a fund’s portfolio investments;
•	determination and review of a highly liquid investment minimum (“HLIM”);
•	limitation on illiquid investments; and
•	Board oversight including;
•	Approve the LRM Procedures;
•	Approve the designation of the person(s) designated to administer the program; and
•	Review, no less frequently than annually, a written report prepared by the person(s) designated to administer the program, the operation of the program and assess its adequacy and effectiveness of implementation, including, if applicable, the operation of the HLIM.

On December 15th, the Board approved the Liquidity Risk Management Program, though the fund was not yet operational as of this date.

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CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Disclosure Regarding Approval of
Advisory Agreement
March 31, 2024 (Unaudited)

DISCLOSURE REGARDING APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees, including all of the Independent Trustees, held a meeting on December 15, 2023 to consider the approval of an Investment Advisory Agreement between ONEFUND, LLC (the “Adviser”) and ONEFUND Trust (the “Trust”), on behalf of the CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF (the “Fund”) and the Subsidiary Management Agreement between the Advisor and ONEFUND International Ltd. (the “Subsidiary Agreement”).

In considering the approval of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the approval of the Investment Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the Investment Advisory Agreement. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also discussed the Investment Advisory Agreement with their independent legal counsel.

In considering the approval of the Investment Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those described below. The determinations made with respect to the approval of the Investment Advisory Agreement were based on each Trustee’s business judgment after consideration of all information presented to the Board. In its deliberations, the Board did not identify any single item that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The Trustees considered all information available to them. The summary set forth below highlights a number of the key factors considered by the Board.

Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services to be provided by the Adviser to the Fund. The Board reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV Meeting of the Board of Trustees and information regarding the Adviser’s organizational structure and the personnel who would service the Fund. The Board considered the responsibilities of the Adviser under the proposed Investment Advisory Agreement. The Board also considered that the Trust’s President, Treasurer and Secretary is an employee of the Adviser and serves the Trust without additional compensation. The Board also evaluated the investment management experience of the Adviser. The Board discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and the experience and background of all key personnel on its management team, including the portfolio management team. The Board thus considered the Adviser’s capabilities and concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, overall quality, and extent of the management services to be provided by the Adviser to the Fund are satisfactory and adequate.

Performance. The Board noted that, because the Fund has not yet launched, there is no performance information to review.

Fees and Expenses. The Board considered the advisory fee and the total expenses to be paid by the Fund. The Board reviewed a report provided by the Adviser showing the advisory fees and net expense ratios of a group of funds that the Adviser deemed comparable to the Fund. The Board evaluated the Fund’s proposed advisory fee of 0.95% of the Fund’s average daily net assets and net expense ratio in light of the comparative information with respect to fees paid by similar funds, noting that the Fund’s advisory fee and net expense ratio were below the average advisory fee and average net expense ratio paid by similar funds. Based on these considerations and other factors, the Board concluded that the advisory fee to be charged by the Adviser was fair and reasonable for the services to be provided under the Investment Advisory Agreement.

Profitability. The Board considered the Adviser’s estimated profitability for the years ending December 31, 2024, 2025, and 2026 attributable to its management of the Fund, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Fund. The Board noted that the Adviser does not expect to accrue a profit in 2024. The Board considered the Adviser’s liquidity, capital resources and proposed financings. The Board concluded that based on the services to be provided and the projected asset growth of the Fund, the profits from the Adviser’s relationship with the Fund were not excessive and not unreasonable to the Fund.

Economies of Scale. The Board considered that the Adviser will not begin to realize economies of scale until the Fund achieves significant growth in assets. The Board will continue to consider whether economies of scale exist in the future as Fund assets grow.

Fall-out Benefits. The Board noted that the Adviser does not anticipate receiving any material fallout benefits from its relationship with the Fund at this stage.

Subsidiary Agreement. The Boa applied the same analysis to the Subsidiary Agreement, and the wholly owned Cayman Island subsidiary of the Fund, as summarized above.

Conclusion. Based on their consideration of all materials and information presented, the Board, including all of the Independent Trustees, concluded (without any single factor being identified as determinative) that: the quality of services to be provided by the Adviser is acceptable; the profit, if any, to be realized by the Adviser in connection with its management of the Fund is not unreasonable to the Fund; any economies of scale or other incidental benefits accruing to the Adviser were not material; the fees and expenses associated with the Fund are reasonable; and the approval of the Investment Advisory Agreement and the Subsidiary Agreement are in the best interests of the Fund.

Annual Report | March 31, 2024	21

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Summary of Fund Expenses
March 31, 2024 (Unaudited)

As a shareholder of the CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF (the “Fund”), you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on December 28, 2023 (the Fund’s inception) and held until March 31, 2024.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Investors may pay brokerage commissions on their purchases and sales of exchange-traded fund shares, which are not reflected in the example. Therefore, the second line of the table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF	Beginning Account Value December 28, 2023(a)	Ending Account Value March 31, 2024	Expenses Paid During Period(b)	Annualized Expense Ratio
Actual	$1,000.00	$1,203.40	$2.72	0.95%
Hypothetical(c)	1,000.00	1,010.51	2.48	0.95%

(a)	Fund commenced operations on December 28, 2023.

(b)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 95/366 (to reflect the period since inception).

(c)	Hypothetical assumes 5% annual return before expenses.

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CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Additional Information
March 31, 2024 (Unaudited)

1.	PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information (dated December 17, 2023) and are available, (1) without charge, upon request, by calling (844) 464-6339 and (2) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. When available, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at www.sec.gov.

2.	QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov or on the Fund’s website at www.cyberhornetetfs.com.

3.	TAX INFORMATION

NOTICE TO STOCKHOLDERS

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2024 was as follows:

Qualified Dividend Income:	2.22%

For the fiscal year ended March 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Dividend Received Deduction:	2.14%

Annual Report | March 31, 2024	23

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Trustees and Officers
March 31, 2024 (Unaudited)

NON-INTERESTED TRUSTEES

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Lance J. Baller (born 1974)	Trustee	Indefinite; since January 18, 2006	President, Ultimate Investments Inc. (1995 to present); President, Baller Enterprises, Inc. (1993 to present); President, Baller Family Foundation (2014 to present); Secretary and Vice President, High Speed Aggregate, Inc., (2010 to present); President, Lakeview Village, Inc. (2010 – 2019); Secretary, HSA Bedrock LLC (2014 to present); Member, RM Investments, (2014 – 2017); President, High Speed Mining, LLC (2014 to present); Chairman, Iofina PLC (2014 to present); CEO and Director, Global Healthcare REIT (2015 to present); Vice President and Secretary, Empire Aggregate Inc. (2018 to present); President, Empire Leasing, Inc. (2018 to present); President, Titan Au, Inc. (2018 to present); Managing Member, Yukon Au LLC (2018 to present).	2	Co-Chairman, Eagle: XM; Director, Iofina PLC; Vice Chairman, NetAds International, Inc.; Director, Baylor Solar, (2014); Director, High Speed Mining (2014 – 2018); CEO and Director, Global Healthcare REIT (2015 to present); Director, Douglas County Soccer (2017 to present); Empire Au, Inc. (2018 to present); Director, GBB Management (2018 to present).
Vijoy P. Chattergy (born 1967)	Trustee	Indefinite; since April 3, 2020	President and Founder, VMLH, LLC, (2018 to Present); Chief Investment Officer, Employees’ Retirement System of the State of Hawai’i (2011 – 2018).	2	None
INTERESTED TRUSTEE
Michael Willis** (born 1966)	Trustee	Indefinite; since January 18, 2006	President of ONEFUND, LLC (formerly, The Index Group, LLC (2004 to present); Manager of Digital Funds, LLC (2021 to present).	2	Trustee, Digital Funds Trust (2022 to present).

*	The “Fund Complex” includes all series of the Trust and any other investment companies for which the Adviser provides investment advisory services (currently two).

**	Mr. Willis may be deemed an “interested person” of the Trust as that term is defined in the 1940 Act because of his ownership and control of the Adviser, and service as an officer of the Adviser.

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CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Trustees and Officers
March 31, 2024 (Unaudited)

OFFICERS

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Willis (born 1966)	President, Treasurer and Secretary	Indefinite, Since January 18, 2006 (President), since November 25, 2009 (Treasurer and Secretary)	President of ONEFUND, LLC (formerly, The Index Group, LLC (2004 to present); Manager of Digital Funds, LLC (2021 to present).
Randi Roessler (born 1981)	Chief Compliance Officer	Indefinite; Since June 29, 2023	Director, PINE Advisor Solutions (March 2023 to present); Chief Compliance Officer, Davis Selected Advisers, L.P., the Davis Funds, Selected and Clipper Funds, the Davis Select Fundamental ETF Trust and Davis Distributors, LLC (January 2018 to February 2023).
Jesse D. Hallee (born 1976)	Assistant Secretary	Indefinite, Since May 4, 2020	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (June 2019 to present); Vice President and Managing Counsel, State Street Bank and Trust Company (March 2013 to June 2019).

Annual Report | March 31, 2024	25

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Privacy Policy
March 31, 2024 (Unaudited)

FACTS	WHAT DOES CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number and name and address

●   Account balances and transaction history

●   Wire transfer instructions

When you are no longer our investor, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call (844) 464-6339

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CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF	Privacy Policy
March 31, 2024 (Unaudited)

Who We Are
Who is providing this notice?	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF (the “Fund”)
What We Do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that seek to comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ● Open an account ● Provide account information or give us your contact information ● Make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes — information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●   Nonaffiliates can include third parties who perform services on our behalf, such as accounting, legal or data processing services.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market

Annual Report | March 31, 2024	27

Page Intentionally Left Blank.

Investment Adviser	Distributor
ONEFUND, LLC	ACA Foreside
200 2nd Avenue South	3 Canal Plaza
Suite 737	3rd Floor
St. Petersburg, FL 33701	Portland, ME 04101
www.onefund.io	www.acaglobal.com

Independent Registered Public Accounting Firm	Administrator and Fund Accountant
Cohen & Company, Ltd.	U.S. Bancorp Fund Services, LLC
342 North Water Street	615 East Michigan Street
Suite 830	Milwaukee, Wisconsin 53202
Milwaukee, WI 53202
www.cohencpa.com	Dividend Disbursing Agent
Nasdaq
Legal Counsel	151 West 42nd Street
Davis Graham & Stubbs LLP	New York, NY 10036
1550 17th Street	www.nasdaq.com
Suite 500
Denver, CO 80202
dgslaw.com

Custodian
U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Must be accompanied or preceded by a Prospectus.
The CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF is distributed by ACA Foreside.

Index Funds-AR-23

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Lance J. Baller is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2024	FYE 3/31/2023
(a) Audit Fees	$19,000	N/A
(b) Audit-Related Fees	$-	N/A
(c) Tax Fees	$7,000	N/A
(d) All Other Fees	$-	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2024	FYE 3/31/2023
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2024	FYE 3/31/2023
Registrant	$ -	N/A
Registrant’s Investment Adviser	$ -	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows:

Lance J. Baller

Vijoy P. Chattergy

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ONEFUND TRUST

By (Signature and Title)*	/s/ Michael Willis
Michael Willis, President & Treasurer
Principal Executive Officer and Principal Financial Officer

Date	6/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Willis
Michael Willis, President & Treasurer
Principal Executive Officer and Principal Financial Officer

* Print the name and title of each signing officer under his or her signature.